Consolidated Balance Sheets - USD ($)	Oct. 31, 2020	Jul. 31, 2020	Jul. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 858	$ 19,754	$ 1,633
Total Current Assets	858	19,754	1,633
TOTAL ASSETS	858	19,754	1,633
CURRENT LIABILITIES
Accounts payable	55,393	50,404	5,208
Accrued interest	21,326	14,736	0
Short term borrowings - related parties		0	147,513
Notes payable - related parties	529,278	374,278	0
Total Current Liabilities	605,997	439,418	152,721
TOTAL LIABILITIES	605,997	439,418	152,721
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, value	0	0	0
Common stock, value	300,114	300,114	288,938
Additional paid-in capital	15,880,279	15,004,900	14,177,986
Accumulated deficit	(16,785,532)	(15,724,678)	(14,618,012)
Total Stockholders' Equity (Deficit)	(605,139)	(419,664)	(151,088)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 858	$ 19,754	$ 1,633